INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Assets	$ 348,936,677	$ 327,859,383
Liabilities	314,193,836	294,696,465
Equity	34,742,841	33,162,918	$ 31,520,416	$ 30,821,659
Income	44,541,146	44,896,936	46,064,364
Expenses	41,352,620	42,731,123	43,950,256
Net income for the year	3,215,172	2,191,477	$ 2,177,116
Renting Automayor S.A.
Disclosure of joint ventures [line items]
Assets		102,899
Liabilities		101,008
Equity		1,891
Income		29,928
Expenses		32,121
Net income for the year		(2,193)
Rentek S.A.S
Disclosure of joint ventures [line items]
Assets	26,525	29,131
Liabilities	23,158	28,202
Equity	3,367	929
Income	16,119	15,453
Expenses	13,682	14,524
Net income for the year	$ 2,437	$ 929